Note 18 - Financial Instruments and Risk Management (Details Textual)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Allowance account for credit losses of financial assets at end of period	$ 0
Currency risk [member]
Statement Line Items [Line Items]
Value at risk	$ 260,175